Supplemental guarantor financial information (Details) (Senior notes due 2019 [Member], USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Mar. 31, 2011	Jun. 30, 2011
Senior notes due 2019 [Member]
Debt Instrument [Line Items]
Debt issuance date	March 2011	March 2011
Principal amount issued	$ 200.0	$ 200.0
Debt maturity date	Mar. 15, 2019	Mar. 15, 2019
Anticipated period of registering the notes with Securities and Exchange Commission via a registration statement (in days)	340D	340D
Anticipated date of registering the notes with Securities and Exchange Commission via a registration statement	Mar. 15, 2011	Mar. 15, 2011
Parent company's ownership interest in guarantor subsidiaries (in hundredths)	100.00%